UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 426-7040

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

ARK Genomic Revolution Multi-Sector ETF

November 30, 2015 (unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Biotechnology - 45.1%
Agios Pharmaceuticals, Inc.*	1,423	$91,912
Alnylam Pharmaceuticals, Inc.*	3,021	314,365
Biogen, Inc.*	576	165,231
BioMarin Pharmaceutical, Inc.*	1,688	160,985
Bluebird Bio, Inc.*	1,716	152,295
Celgene Corp.*	1,654	181,030
Cepheid*	10,115	363,533
Evogene Ltd.*	6,684	44,716
Five Prime Therapeutics, Inc.*	2,737	105,238
Foundation Medicine, Inc.*	23,903	406,590
Gilead Sciences, Inc.	1,214	128,635
Heat Biologics, Inc.*	8,743	27,103
Incyte Corp.*	1,350	154,224
Intrexon Corp.*	1,685	61,182
Invitae Corp.*	32,915	253,116
Isis Pharmaceuticals, Inc.*	3,479	212,358
Kite Pharma, Inc.*	1,146	94,396
NewLink Genetics Corp.*	5,045	184,647
Regeneron Pharmaceuticals, Inc.*	565	307,643
Rosetta Genomics Ltd.*	32,052	44,232
Seres Therapeutics, Inc.*	3,178	113,868
uniQure NV*	6,528	122,596
Zafgen, Inc.*	3,566	60,301
Total Biotechnology		3,750,196

Chemicals - 5.9%
Monsanto Co.	4,207	400,338
Novozymes A/S(a)	1,824	87,807
Total Chemicals		488,145

Health Care Equipment & Supplies - 7.1%
Cerus Corp.*	69,793	395,726
Veracyte, Inc.*	27,557	198,135
Total Health Care Equipment & Supplies		593,861

Health Care Technology - 9.5%
athenahealth, Inc.*	1,893	317,551
Medidata Solutions, Inc.*	10,369	475,211
Total Health Care Technology		792,762

Internet & Catalog Retail - 2.0%
Amazon.com, Inc.*	252	167,529

Internet Software & Services - 2.2%
Hortonworks, Inc.*	10,613	180,315

Life Sciences Tools & Services - 19.3%
Compugen Ltd.*	54,204	411,950
Illumina, Inc.*	4,465	821,114
Mettler-Toledo International, Inc.*	304	104,205
NanoString Technologies, Inc.*	6,730	102,565
Thermo Fisher Scientific, Inc.	1,182	163,589
Total Life Sciences Tools & Services		1,603,423

Pharmaceuticals - 6.6%
Bayer AG(a)	745	98,899
Bristol-Myers Squibb Co.	1,209	81,015
Johnson & Johnson	931	94,254
Novartis AG(a)	2,232	190,256
Roche Holding AG(a)	2,532	84,797
Total Pharmaceuticals		549,221

Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp.	6,187	196,252

Total Common Stocks
(Cost $8,444,387)		8,321,704

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (b)
(Cost $1,894)	1,894	1,894
Total Investments–100.0% (Cost $8,446,281)		8,323,598
Liabilities in Excess of Other Assets–(0.0)%†		(4,023)
Net Assets–100.0%		$8,319,575

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2015.

See accompanying Notes to Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

November 30, 2015 (unaudited)

Investments	Shares	Value

COMMON STOCKS–100.1%

Aerospace & Defense - 5.7%
Aerovironment, Inc.*	11,204	$286,598
Elbit Systems Ltd.	1,952	172,557
Orbital ATK, Inc.	2,047	175,858
Rockwell Collins, Inc.	1,613	149,493
Total Aerospace & Defense		784,506

Auto Components - 6.8%
Autoliv, Inc.	2,389	300,608
Delphi Automotive PLC	7,331	644,248
Total Auto Components		944,856

Automobiles - 5.4%
Tesla Motors, Inc.*	3,214	740,056

Chemicals - 1.2%
Monsanto Co.	1,729	164,532

Diversified Consumer Services - 2.8%
2U, Inc.*	16,125	388,935

Electrical Equipment - 3.7%
Allied Motion Technologies, Inc.	5,636	134,588
Rockwell Automation, Inc.	3,486	371,050
Total Electrical Equipment		505,638

Electronic Equipment, Instruments & Components - 7.3%
Cognex Corp.	5,433	201,564
Trimble Navigation Ltd.*	34,999	801,477
Total Electronic Equipment, Instruments & Components		1,003,041

Health Care Equipment & Supplies - 5.0%
Accuray, Inc.*	28,076	197,655
Align Technology, Inc.*	3,417	228,051
Intuitive Surgical, Inc.*	265	137,805
Mazor Robotics Ltd.*(a)	12,821	127,569
Total Health Care Equipment & Supplies		691,080

Household Durables - 3.0%
Panasonic Corp.(a)	36,462	410,781

Internet & Catalog Retail - 2.5%
Amazon.com, Inc.*	519	345,031

Internet Software & Services - 9.5%
Alphabet, Inc., Class C*	366	271,792
Cornerstone OnDemand, Inc.*	9,062	325,416
Hortonworks, Inc.*	11,919	202,504
LinkedIn Corp., Class A*	2,103	511,260
Total Internet Software & Services		1,310,972

Machinery - 8.4%
ExOne Co. (The)*	26,821	266,064
FANUC Corp.(a)	17,812	529,907
Proto Labs, Inc.*	5,332	360,923
Total Machinery		1,156,894

Semiconductors & Semiconductor Equipment - 17.9%
Ambarella, Inc.*	7,665	481,439
ARM Holdings PLC(a)	7,765	393,685
NVIDIA Corp.	14,821	470,122
NXP Semiconductors NV*	3,615	337,858
Teradyne, Inc.	19,720	409,781
Xilinx, Inc.	7,601	377,694
Total Semiconductors & Semiconductor Equipment		2,470,579

Software - 11.4%
ANSYS, Inc.*	1,837	171,227
Autodesk, Inc.*	8,135	516,328
Dassault Systemes(a)	2,463	195,919
Materialise NV*(a)	47,928	381,986
Splunk, Inc.*	5,045	300,178
Total Software		1,565,638

Technology Hardware, Storage & Peripherals - 9.3%
3D Systems Corp.*	19,151	174,657
Apple, Inc.	1,482	175,321
Stratasys Ltd.*	37,032	925,800
Total Technology Hardware, Storage & Peripherals		1,275,778

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	261	34,525

Total Common Stocks
(Cost $13,676,620)		13,792,842

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (b)
(Cost $3,028)	3,028	3,028
Total Investments–100.1% (Cost $13,679,648)		13,795,870
Liabilities in Excess of Other Assets–(0.1)%		(12,307)
Net Assets–100.0%		$13,783,563

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2015.

See accompanying Notes to Schedule of Investments.

Schedule of Investments
ARK Innovation ETF

November 30, 2015 (unaudited)

Investments	Shares	Value

COMMON STOCKS–98.9%

Aerospace & Defense - 1.4%
TASER International, Inc.*	6,525	$122,018

Auto Components - 1.4%
Delphi Automotive PLC	1,355	119,077

Automobiles - 4.7%
Tesla Motors, Inc.*	1,746	402,034

Biotechnology - 8.4%
Alnylam Pharmaceuticals, Inc.*	1,804	187,724
Cepheid*	4,196	150,804
Foundation Medicine, Inc.*	8,303	141,234
Invitae Corp.*	18,562	142,742
uniQure NV*	4,761	89,412
Total Biotechnology		711,916

Chemicals - 1.1%
Monsanto Co.	940	89,450

Diversified Consumer Services - 2.6%
2U, Inc.*	9,087	219,178

Electronic Equipment, Instruments & Components - 2.6%
Trimble Navigation Ltd.*	9,620	220,298

Health Care Equipment & Supplies - 2.0%
Cerus Corp.*	29,189	165,502

Health Care Technology - 7.6%
athenahealth, Inc.*	2,476	415,349
Medidata Solutions, Inc.*	5,015	229,838
Total Health Care Technology		645,187

Household Durables - 1.2%
Panasonic Corp.(a)	8,877	100,008

Internet & Catalog Retail - 7.3%
Amazon.com, Inc.*	346	230,021
Ctrip.com International Ltd.*(a)	815	87,213
Netflix, Inc.*	2,449	302,035
Total Internet & Catalog Retail		619,269

Internet Software & Services - 14.0%
Akamai Technologies, Inc.*	1,058	60,951
Alibaba Group Holding Ltd.*(a)	1,405	118,132
Facebook, Inc., Class A*	1,612	168,035
Hortonworks, Inc.*	8,703	147,864
LinkedIn Corp., Class A*	776	188,653
Match Group, Inc.*	2,606	37,735
MercadoLibre, Inc.	819	100,934
Tencent Holdings Ltd.(a)	6,995	139,550
Twitter, Inc.*	5,852	148,641
Zillow Group, Inc., Class C*	3,070	75,676
Total Internet Software & Services		1,186,171

Life Sciences Tools & Services - 8.9%
Compugen Ltd.*	20,478	155,633
Illumina, Inc.*	2,720	500,208
Thermo Fisher Scientific, Inc.	722	99,925
Total Life Sciences Tools & Services		755,766

Machinery - 4.2%
ExOne Co. (The)*	12,149	120,518
FANUC Corp.(a)	4,395	130,751
Proto Labs, Inc.*	1,563	105,800
Total Machinery		357,069

Semiconductors & Semiconductor Equipment - 10.8%
Ambarella, Inc.*	3,292	206,770
ARM Holdings PLC(a)	3,136	158,995
NVIDIA Corp.	5,576	176,871
NXP Semiconductors NV*	1,778	166,172
Teradyne, Inc.	5,549	115,308
Xilinx, Inc.	1,766	87,753
Total Semiconductors & Semiconductor Equipment		911,869

Software - 10.5%
Autodesk, Inc.*	1,304	82,765
FireEye, Inc.*	6,773	154,966
Materialise NV*(a)	15,033	119,813
Mobileye NV*	437	19,053
Red Hat, Inc.*	1,934	157,447
salesforce.com, Inc.*	2,045	162,966
Splunk, Inc.*	3,196	190,162
Total Software		887,172

Technology Hardware, Storage & Peripherals - 10.2%
3D Systems Corp.*	9,021	82,272
Apple, Inc.	2,164	256,001
Stratasys Ltd.*	21,164	529,100
Total Technology Hardware, Storage & Peripherals		867,373
Total Common Stocks
(Cost $8,158,933)		8,379,357
UNIT TRUST–1.1%

Financials - 1.1%
Bitcoin Investment Trust*
(Cost $58,404)	2,126	95,670

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (b)
(Cost $2,654)	2,654	2,654
Total Investments–100.0% (Cost $8,219,991)		8,477,681
Liabilities in Excess of Other Assets–(0.0)%†		(3,125)
Net Assets–100.0%		$8,474,556

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2015.

See accompanying Notes to Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

November 30, 2015 (unaudited)

Investments	Shares	Value

COMMON STOCKS–98.9%

Aerospace & Defense - 1.9%
TASER International, Inc.*	13,285	$248,429

Automobiles - 2.4%
Tesla Motors, Inc.*	1,345	309,700

Consumer Finance - 0.8%
LendingClub Corp.*	8,745	105,115

Diversified Consumer Services - 4.1%
2U, Inc.*	22,413	540,602

Electronic Equipment, Instruments & Components - 2.2%
Trimble Navigation Ltd.*	12,763	292,273

Health Care Technology - 9.3%
athenahealth, Inc.*	4,672	783,728
Medidata Solutions, Inc.*	9,632	441,434
Total Health Care Technology		1,225,162

Internet & Catalog Retail - 10.6%
Amazon.com, Inc.*	664	441,427
Ctrip.com International Ltd.*(a)	2,988	319,746
Netflix, Inc.*	5,099	628,860
Total Internet & Catalog Retail		1,390,033

Internet Software & Services - 26.6%
Akamai Technologies, Inc.*	5,733	330,278
Alibaba Group Holding Ltd.*(a)	3,832	322,195
Alphabet, Inc., Class C*	431	320,061
Cornerstone OnDemand, Inc.*	4,111	147,626
Facebook, Inc., Class A*	3,813	397,467
Hortonworks, Inc.*	26,528	450,711
LinkedIn Corp., Class A*	1,683	409,154
Match Group, Inc.*	4,101	59,383
MercadoLibre, Inc.	1,818	224,050
Tencent Holdings Ltd.(a)	17,234	343,818
Twitter, Inc.*	12,243	310,972
Zillow Group, Inc., Class C*	7,453	183,716
Total Internet Software & Services		3,499,431

Semiconductors & Semiconductor Equipment - 16.3%
Ambarella, Inc.*	7,519	472,268
ARM Holdings PLC(a)	8,850	448,695
NVIDIA Corp.	13,800	437,736
NXP Semiconductors NV*	4,413	412,439
Xilinx, Inc.	7,532	374,265
Total Semiconductors & Semiconductor Equipment		2,145,403

Software - 20.6%
Autodesk, Inc.*	2,092	132,779
CyberArk Software Ltd.*	2,310	100,000
FireEye, Inc.*	17,788	406,990
HubSpot, Inc.*	4,891	265,141
NetSuite, Inc.*	3,132	267,473
Red Hat, Inc.*	5,615	457,117
salesforce.com, Inc.*	4,599	366,494
ServiceNow, Inc.*	2,339	203,516
Splunk, Inc.*	7,556	449,582
TubeMogul, Inc.*	5,265	65,181
Total Software		2,714,273

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	4,577	541,459

Total Common Stocks
(Cost $11,542,250)		13,011,880
UNIT TRUST–1.3%

Financials - 1.3%
Bitcoin Investment Trust*
(Cost $109,229)	3,786	170,370

MONEY MARKET FUND–0.0%†
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (b)
(Cost $4,107)	4,107	4,107
Total Investments–100.2% (Cost $11,655,586)		13,186,357
Liabilities in Excess of Other Assets–(0.2)%		(20,619)
Net Assets–100.0%		$13,165,738

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of November 30, 2015.

See accompanying Notes to Schedule of Investments.

ARK ETF TRUST

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2015

(Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of November 30, 2015, the Trust consisted of four (4) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Basis of Presentation

These Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ARK ETF TRUST

NOTES TO SCHEDULE OF INVESTMENTS (continued)

November 30, 2015

(Unaudited)

The following is a summary of the valuations as of November 30, 2015, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,321,704	$-	$-	$8,321,704
Money Market Fund	1,894	-	-	1,894
Total	$8,323,598	$-	$-	$8,323,598

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$13,792,842	$-	$-	$13,792,842
Money Market Fund	3,028	-	-	3,028
Total	$13,795,870	$-	$-	$13,795,870

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,379,357	$-	$-	$8,379,357
Unit Trust*	95,670	-	-	95,670
Money Market Fund	2,654	-	-	2,654
Total	$8,477,681	$-	$-	$8,477,681

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$13,011,880	$-	$-	$13,011,880
Unit Trust*	170,370	-	-	170,370
Money Market Fund	4,107	-	-	4,107
Total	$13,186,357	$-	$-	$13,186,357

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 3 investments held in a Fund as of November 30, 2015.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended November 30, 2015.

3. Federal Income Tax Matters

At November 30, 2015, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$8,462,870	$736,207	$(875,479)	$(139,272)
ARK Industrial Innovation ETF	13,797,172	1,376,912	(1,378,214)	(1,302)
ARK Innovation ETF	8,272,845	1,085,028	(880,192)	204,836
ARK Web x.0 ETF	11,728,339	2,245,904	(787,886)	1,458,018

4. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The ARK Innovation ETF will not be concentrated in any industry.

As of November 30, 2015, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ARK ETF Trust

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date  1/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date  1/27/2016

By (Signature and Title)* /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date  1/27/2016

* Print the name and title of each signing officer under his or her signature.